Schedule of Amortization of Finite-lived Intangible Assets Using the Straight-line Method Over their Estimated Useful Lives (Details)	Jun. 30, 2025
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset useful life	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset useful life	5 years
Licenses [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset useful life	10 years
Agency Agreements [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset useful life	2 years
Channel Relationship [Member]
Property, Plant and Equipment [Line Items]
Finite lived intangible asset useful life	2 years